Other investments - Asset management scheme (Details)		1 Months Ended
	Dec. 26, 2023 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Jul. 31, 2023 CNY (¥)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jul. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Other investments
Other investments		¥ 123,399,000	¥ 90,603,000		¥ 73,870,000
Investment in an unlisted limited partnership enterprise
Other investments
Other investments					73,870,000	$ 10,409,000
Investment in Trust Scheme A
Other investments
Minimum initial investment								¥ 100,000,000
Fair value of investment					101,600,000
Investment in Trust Scheme B
Other investments
Minimum initial investment							¥ 100,000,000
Fair value of investment			101,437,000		¥ 103,729,000
Investment in Trust Scheme C
Other investments
Minimum initial investment				¥ 100,000,000
Fair value of investment			101,429,000
Investment in a wealth management product
Other investments
Minimum initial investment	¥ 50,000,000
Investment maturity term duration	35 days
Fair value of investment			¥ 50,000,000
Investment in structured deposit
Other investments
Minimum initial investment		¥ 100,000,000
Investment maturity term duration		7 days